DERIVATIVE FINANCIAL LIABILITIES	12 Months Ended
Dec. 31, 2020
Financial Instruments [Abstract]
DERIVATIVE FINANCIAL LIABILITIES	DERIVATIVE FINANCIAL LIABILITIES
Derivative financial liabilities include conversion options embedded in warrants issued in relation to the issues of equity in 2013 and the taking out of loans in 2015 and 2016.
In 2020, in total 60,000 warrants were exercised, compared to the exercise of 240,000 warrants in total in 2019.
In 2019, in total 240,000 warrants were exercised, compared to the exercise of 14,802,056 warrants in total in 2018.

Movement of derivative financial liabilities for 2020, 2019 and 2018 can be summarized as follows:

Amounts in € ‘000	2020	2019	2018
Balance at January 1,	268	228	10,080
Fair value losses (gains) derivatives	(60)	209	495
Redemption cash settlement	—	—	(1,779)
Conversions into shares	(61)	(169)	(8,568)
Balance at December 31,	147	268	228
Fair value gains and losses on derivatives have been presented within financial income and expenses.